Significant Accounting Policies (Narrative) (Details)	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CAD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)
Significant Accounting Policies [Line Items]
Allowance for credit losses	$ 44,579		$ 35,639
Allowance for credit losses of promissory note receivable	0	$ 455,110	344,737
Impairment of promissory note receivable				$ 223,119
Impairment of accounts receivable related to finance lease	43,261		0
Share issuance costs	$ 27,329		$ 2,948,718	$ 463,411